Borrowings - Schedule of Syndicated Term Loan (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Syndicated Term Loan [Line Items]
Total Other term loan	[1]	$ 63,352	$ 80,717
Total Lease liabilities	[1]	30,318	35,247
Total Factoring obligations	[1]	4,277	4,111
Total overdrafts and credit cards	[1]	79	153
Total senior notes	[1]	115,000	115,000
Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Total Lease liabilities		$ 3,849
New Banco Credit Agreement [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		IBR +8.50% (Variable)
Maturity Year		2029
New banco credit agreement		$ 54,940	64,275
Other Term Loans One [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency	[2]	COP
Range of Interest	[2]	23.00-26.40% -32.00%A.N. (2023: 17.72%-32% A.E., 23.50% A.N. (Fixed))
Maturity Year
Total Other term loan	[2]	$ 12,553	14,323
Other Term Loans One [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2025
Other Term Loans One [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2026
Other Term Loans Two [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		IBR+2.71%-6.60% - DTF+5.43%(2023: IBR+2.25%-7.25%)
Maturity Year
Total Other term loan		$ 10,516	13,468
Other Term Loans Two [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2026
Other Term Loans Two [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2029
Other Term Loans Three [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		Soles
Range of Interest		8.00% - 14.20% A.N.(2023: 8.00% - 12.79% A.N.)
Maturity Year		2025
Total Other term loan		$ 3,441	7,364
Other Term Loans Three [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Other Term Loans Three [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Other Term Loans Four [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		Reales
Range of Interest		9.84%-25.44% A.N. (2023: 9.84%-13.08% A.N.)
Maturity Year		2026
Total Other term loan		$ 628	545
Other Term Loans Four [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Other Term Loans Four [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Other Term Loans Five [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		SOFR+ (3%-5.80%)
Maturity Year
Total Other term loan		$ 17,478	23,621
Other Term Loans Five [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2025
Other Term Loans Five [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2029
Other Term Loans Six [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		6.00%-19.68% A.N. (2023: 8% -19.68%A.N.)
Maturity Year
Total Other term loan		$ 18,736	21,396
Other Term Loans Six [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2025
Other Term Loans Six [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2026
Lease Liabilities One [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		IBR+3.82%-7.30%
Maturity Year
Total Lease liabilities		$ 9,553	11,082
Lease Liabilities One [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2026
Lease Liabilities One [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2030
Lease Liabilities Two [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		IBR+4.20%-8.20%, 7.48%(2023: IBR+4.20%-8.20%)
Maturity Year
Total Lease liabilities		$ 8,816	6,340
Lease Liabilities Two [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2025
Lease Liabilities Two [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2031
Lease Liabilities Three [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency	[3]	USD 1
Range of Interest	[3]	0.75%-24.00%(2023: 0.75%-24.00%)
Maturity Year
Total Lease liabilities	[3]	$ 10,450	17,180
Lease Liabilities Three [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2026
Lease Liabilities Three [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year		2028
Lease Liabilities Four [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		1.91%-12.23%, IBR+4.68%
Maturity Year		2023
Total Lease liabilities
Lease Liabilities Four [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Lease Liabilities Four [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Lease Liabilities Five [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		Reales
Range of Interest		24.00% A.N.(2023: 0.33% - 19.08% A.N.)
Maturity Year		2026
Total Lease liabilities		$ 1,499	645
Lease Liabilities Five [Member] | Bottom of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Lease Liabilities Five [Member] | Top of Range [Member]
Schedule of Syndicated Term Loan [Line Items]
Maturity Year
Portfolio Factoring One [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		DTF + 7.00% (2023: DTF+8.00%)
Maturity Year		2024
Total Factoring obligations			1,802
Portfolio Factoring Two [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		(25.8% A.N (2023: 15%-27% A.N.)
Maturity Year		2025
Total Factoring obligations		$ 929	1,553
Portfolio Factoring Three [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		Reales
Range of Interest		15.96% - 18.00% A.N.
Maturity Year		2025
Total Factoring obligations		$ 3,123	551
Portfolio Factoring Four [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		9.50% A.N.(2023: 9.95% A.N.)
Maturity Year		2025
Total Factoring obligations		$ 225	205
Overdrafts and Credit Cards One [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		COP
Range of Interest		32.00% A.E. (Fixed)
Maturity Year		2025
Total overdrafts and credit cards		$ 21	20
Overdrafts and Credit Cards Two [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		SOFR+3.00%+FECI 1.00%
Maturity Year		2025
Total overdrafts and credit cards			18
Overdrafts and Credit Cards Three [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		17.00% -32.00% A.E. (Fixed)
Maturity Year		2025
Total overdrafts and credit cards		$ 58	115
The Prudential Insurance Company Of America [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		8.50% A.N.(Fixed)
Maturity Year		2031
Total senior notes		$ 60,020	60,020
Prudential Annuities Life Assurance Corporation [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		8.50% A.N.(Fixed)
Maturity Year		2031
Total senior notes		$ 29,980	29,980
Healthspring Life & Health Insurance Company, Inc [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		8.50% A.N.(Fixed)
Maturity Year		2031
Total senior notes		$ 18,350	18,350
CIGNA Health and Life Insurance Company [Member]
Schedule of Syndicated Term Loan [Line Items]
Principal currency		USD
Range of Interest		8.50% A.N.(Fixed)
Maturity Year		2031
Total senior notes		$ 6,650	$ 6,650

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receiables,net.
[2]	Other term loans includes reverse factoring transactions. The balance of reserve factoring as of December 31, 2024 and 2023 was of $13,933 and $18,849, respectively.
[3]	Includes lease liabilities of $1,331 (December 31, 2023: $1,501) with related party WM Partners, LP.